Class K [Member] Average Annual Total Returns - Class K	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Class K Shares
Prospectus [Line Items]
Average Annual Return, Percent	32.49%	17.13%	14.69%
Class K Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.60%	14.38%	12.51%
Class K Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	22.14%	13.04%	11.49%